Significant accounting policies, and significant accounting estimates and assessments - Consolidated statements of comprehensive income (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Consolidated statements of comprehensive income
Net result for the year	kr (571,541)	kr 581,278	[1]	kr (274,413)	[1]
Other comprehensive income (loss)	0	0	[1]	0	[1]
Comprehensive result for the year	kr (571,541)	581,278	[1]	(274,413)	[1]
As originally reported
Consolidated statements of comprehensive income
Net result for the year		581,282		(275,258)
Other comprehensive income (loss)		0		0
Comprehensive result for the year		581,282		(275,258)
Restatement
Consolidated statements of comprehensive income
Net result for the year		(4)		845
Other comprehensive income (loss)		0		0
Comprehensive result for the year		kr (4)		kr 845

[1]	See note 1 to the consolidated financial statements.